8. SUBSEQUENT EVENTS (Details Narrative) - Quarterly (Quarterly [Member], USD $)	6 Months Ended						6 Months Ended
	Jun. 30, 2014	Jun. 11, 2014	Jun. 04, 2014 Sebastian Stant	Jun. 04, 2014 Vincent Tripp Keber	Jun. 04, 2014 Ean Seeb	Jun. 04, 2014 Jesus Quintero	Jun. 30, 2014 Company Portion
Lease Expense	$ 3,450						$ 2,250
Virtual Office Expense	$ 99
Common Stock to be Issued	38,059,000	850,000	250,000	250,000	250,000	100,000